UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Aristotle Capital Management, LLC
Address:  11100 Santa Monica Blvd
          Suite 1700
          Los Angeles, CA 90025

Form 13F File Number:  028-02634

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Richard Schweitzer
Title:    Chief Compliance Officer
Phone:    310-478-4005

Signature, Place, and Date of Signing:

    /s/ Richard Schweitzer            Los Angeles, CA          February 11, 2013
    ----------------------            ---------------          -----------------
         [Signature]                   [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:          120
                                         -----------

Form 13F Information Table Value Total:  $ 2,330,181
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

          COLUMN 1               COLUMN 2    COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7          COLUMN 8
----------------------------- -------------- --------- ---------- ------------------- ---------- -------- --------------------------
                                                                                                               VOTING AUTHORITY
                                 TITLE OF                VALUE     SHRS OR   SH/ PUT/ INVESTMENT  OTHER   --------------------------
       NAME OF ISSUER             CLASS        CUSIP    (x$1000)   PRN AMT   PRN CALL DISCRETION MANAGERS   SOLE    SHARED   NONE
----------------------------- -------------- --------- ---------- ---------- --- ---- ---------- -------- --------- ------ ---------
3M CO                         COM            88579Y101      1,681     18,100 SH       Sole                   11,150            6,950
ABBOTT LABS                   COM            002824100     47,636    727,269 SH       Sole                  396,334          330,935
ACCENTURE PLC IRELAND         SHS CLASS A    G1151C101      1,573     23,659 SH       Sole                   13,962            9,697
AES CORP                      COM            00130H105     42,507  3,972,573 SH       Sole                2,009,249        1,963,324
AMERICAN EXPRESS CO           COM            025816109      2,979     51,835 SH       Sole                   43,635            8,200
APPLE INC                     COM            037833100        746      1,402 SH       Sole                      702              700
AT&T INC                      COM            00206R102        207      6,155 SH       Sole                                     6,155
AUTOLIV INC                   COM            052800109      2,102     31,185 SH       Sole                   17,291           13,894
BANCO SANTANDER SA            ADR            05964H105     32,508  3,978,954 SH       Sole                2,497,486        1,481,468
BANK OF AMERICA CORPORATION   COM            060505104     54,060  4,656,335 SH       Sole                2,372,485        2,283,850
BARCLAYS PLC                  ADR            06738E204      2,229    128,670 SH       Sole                   70,525           58,145
BAXTER INTL INC               COM            071813109     49,434    741,589 SH       Sole                  394,665          346,924
BEAM INC                      COM            073730103      1,604     26,250 SH       Sole                   11,350           14,900
BERKSHIRE HATHAWAY INC DEL    CL A           084670108        804          6 SH       Sole                        3                3
BERKSHIRE HATHAWAY INC DEL    CL B NEW       084670702      1,870     20,850 SH       Sole                   19,050            1,800
BP PLC                        SPONSORED ADR  055622104        688     16,518 SH       Sole                   11,518            5,000
BROOKFIELD ASSET MGMT INC     CL A LTD VT SH 112585104      1,651     45,061 SH       Sole                   24,584           20,477
BUNGE LIMITED                 COM            G16962105     44,801    616,335 SH       Sole                  321,365          294,970
CARBO CERAMICS INC            COM            140781105        627      8,000 SH       Sole                    4,700            3,300
CATERPILLAR INC DEL           COM            149123101        251      2,800 SH       Sole                    2,800
CENTURYLINK INC               COM            156700106      8,146    208,220 SH       Sole                    3,520          204,700
CHEVRON CORP NEW              COM            166764100        683      6,316 SH       Sole                    1,816            4,500
CHUNGHWA TELECOM CO LTD       SPON ADR NEW11 17133Q502        976     30,178 SH       Sole                   17,255           12,923
CHURCH & DWIGHT INC           COM            171340102      1,682     31,400 SH       Sole                   23,200            8,200
CINTAS CORP                   COM            172908105      1,312     32,075 SH       Sole                   18,975           13,100
COCA COLA CO                  COM            191216100      1,088     30,000 SH       Sole                   30,000
COLGATE PALMOLIVE CO          COM            194162103      1,911     18,281 SH       Sole                   13,381            4,900
CONAGRA FOODS INC             COM            205887102        502     17,000 SH       Sole                    2,600           14,400
COSTCO WHSL CORP NEW          COM            22160K105        430      4,355 SH       Sole                    1,600            2,755
COVIDIEN PLC                  SHS            G2554F113     51,984    900,306 SH       Sole                  465,308          434,998
DEERE & CO                    COM            244199105     45,583    527,460 SH       Sole                  270,378          257,082
DIAGEO P L C                  SPON ADR NEW   25243Q205     42,975    368,631 SH       Sole                  220,828          147,803
DIRECTV                       COM            25490A309        779     15,524 SH       Sole                   14,290            1,234
DONALDSON INC                 COM            257651109        558     17,000 SH       Sole                    7,000           10,000
DOVER CORP                    COM            260003108      1,078     16,400 SH       Sole                    6,950            9,450
DOW CHEM CO                   COM            260543103     46,846  1,449,014 SH       Sole                  728,038          720,976
E M C CORP MASS               COM            268648102     57,097  2,256,797 SH       Sole                1,112,295        1,144,502
EBAY INC                      COM            278642103     70,503  1,382,473 SH       Sole                  715,987          666,486
ECOLAB INC                    COM            278865100     50,774    706,179 SH       Sole                  372,165          334,014
EMERSON ELEC CO               COM            291011104      1,155     21,800 SH       Sole                    2,800           19,000
ENERSIS S A                   SPONSORED ADR  29274F104      1,006     55,240 SH       Sole                   26,740           28,500
EQUIFAX INC                   COM            294429105        433      8,000 SH       Sole                                     8,000
ERICSSON                      ADR B SEK 10   294821608      2,194    217,193 SH       Sole                  117,157          100,036
EXXON MOBIL CORP              COM            30231G102      6,281     72,574 SH       Sole                   51,074           21,500
FIRST REP BK SAN FRANCISCO C  COM            33616C100     41,176  1,256,125 SH       Sole                  651,089          605,036
FORTUNE BRANDS HOME & SEC IN  COM            34964c106        579     19,816 SH       Sole                    6,250           13,566
FRANKLIN ELEC INC             COM            353514102      1,402     22,600 SH       Sole                   15,800            6,800
GENERAL DYNAMICS CORP         COM            369550108     46,535    671,792 SH       Sole                  333,987          337,805
GENERAL ELECTRIC CO           COM            369604103     52,018  2,478,219 SH       Sole                1,279,482        1,198,737
GENERAL MLS INC               COM            370334104     41,736  1,032,569 SH       Sole                  532,556          500,013
GLAXOSMITHKLINE PLC           SPONSORED ADR  37733W105        237      5,462 SH       Sole                    5,462
GRAINGER W W INC              COM            384802104        971      4,800 SH       Sole                    4,150              650
HALLIBURTON CO                COM            406216101     49,525  1,427,655 SH       Sole                  740,700          686,955
HEINZ H J CO                  COM            423074103        378      6,560 SH       Sole                    5,760              800
HERSHEY CO                    COM            427866108     60,769    841,438 SH       Sole                  428,491          412,947
HESS CORP                     COM            42809H107     35,896    677,792 SH       Sole                  338,043          339,749
HOME DEPOT INC                COM            437076102     38,543    623,173 SH       Sole                  314,135          309,038
HSBC HLDGS PLC                SPON ADR NEW   404280406      1,781     33,554 SH       Sole                   17,127           16,427
ILLINOIS TOOL WKS INC         COM            452308109      1,164     19,143 SH       Sole                   11,743            7,400
INTERNATIONAL BUSINESS MACHS  COM            459200101     46,468    242,590 SH       Sole                  119,983          122,607
JOHNSON & JOHNSON             COM            478160104      4,057     57,875 SH       Sole                   39,569           18,306
JPMORGAN CHASE & CO           COM            46625H100     57,566  1,309,246 SH       Sole                  655,316          653,930
KIMBERLY CLARK CORP           COM            494368103        808      9,570 SH       Sole                    9,570
KRAFT FOODS GROUP INC         COM            50076Q106      4,413     97,055 SH       Sole                    7,125           89,930
LENNAR CORP                   CL A           526057104     67,004  1,732,723 SH       Sole                  897,926          834,797
LOWES COS INC                 COM            548661107     29,592    833,114 SH       Sole                  416,016          417,098
M & T BK CORP                 COM            55261F104     44,422    451,120 SH       Sole                  233,176          217,944
MARTIN MARIETTA MATLS INC     COM            573284106        589      6,251 SH       Sole                    2,951            3,300
MEAD JOHNSON NUTRITION CO     COM            582839106        251      3,808 SH       Sole                    2,720            1,088
MITSUBISHI UFJ FINL GROUP IN  SPONSORED ADR  606822104     34,132  6,297,476 SH       Sole                3,910,906        2,386,570
MOLEX INC                     CL A           608554200        263     11,800 SH       Sole                   11,800
MONDELEZ INTL INC             CL A           609207105      8,588    337,398 SH       Sole                   23,100          314,298
MONSANTO CO NEW               COM            61166W101        473      5,000 SH       Sole                    5,000
MORGAN STANLEY                COM NEW        617446448      8,506    444,900 SH       Sole                                   444,900
NIKE INC                      CL B           654106103        268      5,200 SH       Sole                    5,200
NOBLE CORPORATION BAAR        NAMEN -AKT     H5833N103      2,027     58,215 SH       Sole                   31,683           26,532
NORDSTROM INC                 COM            655664100      1,685     31,500 SH       Sole                   31,500
NOVARTIS A G                  SPONSORED ADR  66987V109      1,419     22,423 SH       Sole                   12,220           10,203
ORACLE CORP                   COM            68389X105     50,744  1,522,933 SH       Sole                  780,354          742,579
ORIX CORP                     SPONSORED ADR  686330101        870     15,361 SH       Sole                   13,562            1,799
PENNEY J C INC                COM            708160106     27,080  1,373,940 SH       Sole                  657,714          716,226
PEPSICO INC                   COM            713448108      5,277     77,121 SH       Sole                   51,421           25,700
PFIZER INC                    COM            717081103      4,213    168,004 SH       Sole                  103,354           64,650
PHILIP MORRIS INTL INC        COM            718172109      4,918     58,801 SH       Sole                   37,989           20,812
PHILLIPS 66                   COM            718546104     57,637  1,085,434 SH       Sole                  574,495          510,939
PIONEER NAT RES CO            COM            723787107     50,639    475,082 SH       Sole                  247,206          227,876
PROCTER & GAMBLE CO           COM            742718109        419      6,179 SH       Sole                    4,279            1,900
PROGRESSIVE CORP OHIO         COM            743315103     25,760  1,220,855 SH       Sole                  621,151          599,704
QUESTAR CORP                  COM            748356102     45,452  2,300,227 SH       Sole                1,166,159        1,134,068
RALCORP HLDGS INC NEW         COM            751028101        734      8,185 SH       Sole                    5,185            3,000
ROSETTA RESOURCES INC         COM            777779307        272      6,000 SH       Sole                    6,000
ROYAL DUTCH SHELL PLC         SPON ADR B     780259107        470      6,633 SH       Sole                      600            6,033
SCHLUMBERGER LTD              COM            806857108      1,559     22,500 SH       Sole                   10,300           12,200
SCHWAB CHARLES CORP NEW       COM            808513105     32,510  2,263,918 SH       Sole                  994,079        1,269,839
SIGMA ALDRICH CORP            COM            826552101      3,385     46,000 SH       Sole                   28,300           17,700
SMUCKER J M CO                COM NEW        832696405      1,811     21,000 SH       Sole                   15,100            5,900
SPDR S&P 500 ETF TR           TR UNIT        78462F103      4,731     33,220 SH       Sole                   28,820            4,400
SPX CORP                      COM            784635104     42,277    602,669 SH       Sole                  314,405          288,264
SUNTRUST BKS INC              COM            867914103     45,289  1,597,494 SH       Sole                  799,643          797,851
SYSCO CORP                    COM            871829107      2,192     69,225 SH       Sole                   51,127           18,098
TE CONNECTIVITY LTD           REG SHS        H84989104     57,638  1,552,742 SH       Sole                  783,113          769,629
TEVA PHARMACEUTICAL INDS LTD  ADR            881624209      1,249     33,443 SH       Sole                   18,330           15,113
TEXAS INSTRS INC              COM            882508104     44,723  1,447,822 SH       Sole                  732,787          715,035
TIME WARNER INC               COM NEW        887317303     57,949  1,211,572 SH       Sole                  629,899          581,673
TOTAL S A                     SPONSORED ADR  89151E109      2,100     40,369 SH       Sole                   20,671           19,698
TOYOTA MOTOR CORP             SP ADR REP2COM 892331307      1,887     20,241 SH       Sole                   11,188            9,053
UDR INC                       COM            902653104        831     34,940 SH       Sole                   17,040           17,900
UNILEVER N V                  N Y SHS NEW    904784709     46,637  1,217,686 SH       Sole                  770,900          446,786
UNITED TECHNOLOGIES CORP      COM            913017109      1,042     12,700 SH       Sole                    9,850            2,850
US BANCORP DEL                COM NEW        902973304        810     25,353 SH       Sole                   20,817            4,536
V F CORP                      COM            918204108      4,660     30,867 SH       Sole                   18,667           12,200
VERISK ANALYTICS INC          CL A           92345y106        735     14,420 SH       Sole                    6,720            7,700
VODAFONE GROUP PLC NEW        SPONS ADR NEW  92857W209     26,688  1,059,461 SH       Sole                  690,648          368,813
WAL-MART STORES INC           COM            931142103     12,691    186,010 SH       Sole                   10,810          175,200
WEATHERFORD INTERNATIONAL LT  REG SHS        H27013103      1,417    126,655 SH       Sole                   69,248           57,407
WESTERN UN CO                 COM            959802109        136     10,000 SH       Sole                                    10,000
WILLIAMS SONOMA INC           COM            969904101    287,431  6,566,855 SH       Sole                6,561,555            5,300
WILLIS GROUP HOLDINGS PUBLIC  SHS            G96666105      1,130     33,707 SH       Sole                   18,485           15,222
YUM BRANDS INC                COM            988498101        713     10,733 SH       Sole                    4,733            6,000
ZIMMER HLDGS INC              COM            98956P102        300      4,500 SH       Sole                    2,000            2,500